INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in the derivative financial liability) (Details) - Non-current liability [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	$ (59,616)
Balance at end of the period	(55,177)	$ (59,616)
Derivative Financial Liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(1,569)	0
Derivative financial liability at date of drawdown	(90)	(1,872)
Fair value adjustments in the period	1,133	303
Balance at end of the period	$ (526)	$ (1,569)